Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 99 .3%
Air Freight & Logistics — 0 .8%
15,430
Atlas Air Worldwide Holdings, Inc. (a) ...
$ 841,552
Auto Components — 1 .0%
12,025
Cooper Tire & Rubber Co. ...........
487,013
49,918
Goodyear Tire & Rubber Co. (The) .....
544,605
1,031,618
Banks — 13 .2%
94,456
Bancorp, Inc. (The) (a) ..............
1,289,324
16,946
Bank OZK .......................
529,901
29,261
Berkshire Hills Bancorp, Inc. .........
500,948
4,549
BOK Financial Corp. ...............
311,516
6,626
Comerica, Inc. ....................
370,128
55,041
Customers Bancorp, Inc. (a) ...........
1,000,645
20,796
Eagle Bancorp, Inc. ................
858,875
3,742
East West Bancorp, Inc. .............
189,757
18,085
First Financial Corp. ................
702,602
33,188
FNB Corp. ......................
315,286
35,168
Hilltop Holdings, Inc. ...............
967,472
80,194
Hope Bancorp, Inc. ................
874,917
11,982
Independent Bank Group, Inc. .........
749,115
45,130
Investors Bancorp, Inc. ..............
476,573
23,609
National Bank Holdings Corp. , Class A ..
773,431
11,585
Popular, Inc. .....................
652,467
24,206
QCR Holdings, Inc. ................
958,316
17,891
Sterling Bancorp (b) ................
321,680
19,336
Synovus Financial Corp. .............
625,906
70,107
Valley National Bancorp .............
683,543
5,079
Wintrust Financial Corp. .............
310,276
13,462,678
Building Products — 2 .4%
34,084
Cornerstone Building Brands, Inc. (a) ....
316,300
11,054
JELD-WEN Holding, Inc. (a) ..........
280,329
5,059
Masonite International Corp. (a) ........
497,502
8,035
Owens Corning ...................
608,732
31,895
Quanex Building Products Corp. .......
707,112
2,409,975
Capital Markets — 1 .3%
32,853
Brightsphere Investment Group, Inc. ....
633,406
26,017
Cowen, Inc. , Class A ...............
676,182
1,309,588
Chemicals — 1 .6%
22,888
Chemours Co. (The) ................
567,394
26,420
Mosaic Co. (The) ..................
607,924
27,181
Tronox Holdings PLC , Class A ........
397,386
968
Westlake Chemical Corp. ............
78,989
1,651,693
Communications Equipment — 0 .9%
21,285
NETGEAR, Inc. (a) ................
864,810
Construction & Engineering — 4 .8%
10,618
Dycom Industries, Inc. (a) ............
801,871
53,533
Great Lakes Dredge & Dock Corp. (a) ...
705,030
9,336
MasTec, Inc. (a) ...................
636,528
Shares Fair Value
COMMON STOCKS — (continued)
Construction & Engineering — (continued)
11,500
MYR Group, Inc. (a) ................
$ 691,150
26,237
Primoris Services Corp. .............
724,404
9,340
Quanta Services, Inc. ...............
672,667
51,012
Tutor Perini Corp. (a) ...............
660,605
4,892,255
Construction Materials — 0 .5%
8,953
Forterra, Inc. (a) ...................
153,947
8,978
U.S. Concrete, Inc. (a) ...............
358,850
512,797
Consumer Finance — 3 .9%
18,414
Ally Financial, Inc. .................
656,643
31,776
Enova International, Inc. (a) ...........
787,092
95,681
Navient Corp. ....................
939,587
13,648
OneMain Holdings, Inc. .............
657,288
14,833
Santander Consumer USA Holdings, Inc. .
326,623
49,836
SLM Corp. ......................
617,468
3,984,701
Diversified Financial Services — 0 .6%
26,296
Jefferies Financial Group, Inc. .........
646,882
Electric Utilities — 1 .8%
18,288
NRG Energy, Inc. ..................
686,714
9,922
OGE Energy Corp. .................
316,115
52,458
PG&E Corp. (a) ...................
653,627
3,947
PNM Resources, Inc. ...............
191,548
1,848,004
Electrical Equipment — 0 .8%
8,881
AZZ, Inc. .......................
421,314
2,765
Regal Beloit Corp. .................
339,570
760,884
Electronic Equipment, Instruments &
Components — 2 .5%
6,315
Arrow Electronics, Inc. (a) ............
614,450
6,321
Insight Enterprises, Inc. (a) ...........
480,965
3,925
Jabil, Inc. .......................
166,930
12,508
Sanmina Corp. (a) ..................
398,880
3,935
SYNNEX Corp. ...................
320,466
42,380
TTM Technologies, Inc. (a) ...........
584,632
2,566,323
Energy Equipment & Services — 1 .8%
46,581
Archrock, Inc. ....................
403,391
5,569
Nabors Industries, Ltd. ..............
324,283
146,050
Patterson-UTI Energy, Inc. ...........
768,223
39,472
ProPetro Holding Corp. (a) ...........
291,698
1,787,595
Equity Real Estate Investment Trusts (REITs)
— 0 .5%
23,137
Essential Properties Realty Trust, Inc. ...
490,504
504
Retail Value, Inc. ..................
7,494
497,998

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Equity Real Estate Investment Trusts (REITS)
— 5 .6%
57,039
Acadia Realty Trust ................
$ 809,384
3,229
CareTrust REIT, Inc. ...............
71,619
97,895
CoreCivic, Inc. ....................
641,212
80,666
GEO Group, Inc. (The) ..............
714,701
42,268
Kimco Realty Corp. ................
634,443
23,427
Medical Properties Trust, Inc. .........
510,474
6,285
National Health Investors, Inc. ........
434,733
40,096
Sabra Health Care REIT, Inc. .........
696,468
15,250
VEREIT, Inc. .....................
576,305
23,961
VICI Properties, Inc. ...............
611,006
642
Weingarten Realty Investors ..........
13,912
5,714,257
Food & Staples Retailing — 1 .8%
36,354
SpartanNash Co. ..................
632,923
23,323
Sprouts Farmers Market, Inc. (a) .......
468,793
48,395
United Natural Foods, Inc. (a) .........
772,868
1,874,584
Food Products — 0 .2%
6,994
Fresh Del Monte Produce, Inc. ........
168,346
Gas Utilities — 0 .5%
11,970
National Fuel Gas Co. ..............
492,326
Health Care Providers & Services — 5 .7%
47,311
Community Health Systems, Inc. (a) .....
351,521
5,579
DaVita, Inc. (a) ....................
654,975
4,500
Ensign Group, Inc. (The) ............
328,140
32,113
Owens & Minor, Inc. ...............
868,657
4,427
Providence Service Corp. (The) (a) ......
613,715
24,099
Select Medical Holdings Corp. (a) ......
666,578
21,912
Surgery Partners, Inc. (a) .............
635,667
18,662
Tenet Healthcare Corp. (a) ............
745,174
17,875
Tivity Health, Inc. (a) ...............
350,171
4,501
Universal Health Services, Inc. , Class B ..
618,887
5,833,485
Household Durables — 4 .8%
21,808
Beazer Homes USA, Inc. (a) ..........
330,391
18,132
Century Communities, Inc. (a) .........
793,819
15,300
KB Home .......................
512,856
8,843
M/I Homes, Inc. (a) .................
391,656
13,262
Meritage Homes Corp. (a) ............
1,098,359
6,039
PulteGroup, Inc. ...................
260,402
21,220
Taylor Morrison Home Corp. (a) .......
544,293
57,894
TRI Pointe Group, Inc. (a) ............
998,672
4,930,448
Household Products — 0 .7%
19,856
Central Garden & Pet Co. , Class A (a) ....
738,149
738,149
Independent Power and Renewable Electricity
Producers — 1 .2%
27,366
AES Corp. (The) ..................
643,101
Shares Fair Value
COMMON STOCKS — (continued)
Independent Power and Renewable Electricity
Producers — (continued)
31,277
Vistra Energy Corp. ................
$ 614,906
1,258,007
Insurance — 2 .8%
9,074
Brighthouse Financial, Inc. (a) .........
328,524
52,179
CNO Financial Group, Inc. ...........
1,159,939
7,992
Fidelity National Financial, Inc. ........
312,408
12,713
Lincoln National Corp. ..............
639,591
10,400
Watford Holdings, Ltd. (a) ............
359,840
2,800,302
Interactive Media & Services — 0 .5%
16,136
Yelp, Inc. (a) ......................
527,163
IT Services — 0 .3%
4,324
Alliance Data Systems Corp. ..........
320,408
Leisure Products — 1 .5%
19,091
Nautilus, Inc. (a) ...................
346,311
25,844
Smith & Wesson Brands, Inc. .........
458,731
30,752
Vista Outdoor, Inc. (a) ...............
730,667
1,535,709
Machinery — 1 .8%
3,003
AGCO Corp. .....................
309,579
13,369
Astec Industries, Inc. ...............
773,798
5,164
Timken Co. (The) ..................
399,487
22,439
Wabash National Corp. ..............
386,624
1,869,488
Marine — 1 .2%
42,680
Costamare, Inc. ...................
353,390
15,468
Matson, Inc. .....................
881,212
1,234,602
Media — 1 .8%
5,840
AMC Networks, Inc. , Class A (a) .......
208,897
46,717
Gray Television, Inc. (a) ..............
835,767
14,672
Sinclair Broadcast Group, Inc. , Class A ..
467,303
22,745
Tribune Publishing Co. ..............
311,607
1,823,574
Metals & Mining — 3 .0%
30,557
Alcoa Corp. (a) ....................
704,339
25,996
Commercial Metals Co. .............
533,958
25,148
Schnitzer Steel Industries, Inc. ........
802,473
19,022
Worthington Industries, Inc. ..........
976,589
3,017,359
Mortgage Real Estate Investment Trusts (REITS)
— 2 .3%
69,183
Annaly Capital Management, Inc. ......
584,596
36,457
Dynex Capital, Inc. ................
648,935
48,573
Ellington Financial, Inc. .............
720,823
1,020
Great Ajax Corp. ..................
10,669
63,249
Orchid Island Capital, Inc. ...........
330,160
2,295,183

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Multiline Retail — 0 .7%
16,831
Big Lots, Inc. .....................
$ 722,555
Multi-Utilities — 0 .9%
14,128
CenterPoint Energy, Inc. .............
305,730
23,961
MDU Resources Group, Inc. ..........
631,133
936,863
Oil, Gas & Consumable Fuels — 2 .4%
7,923
Cimarex Energy Co. ................
297,192
20,594
CNX Resources Corp. (a) ............
222,415
82,377
Dorian LPG, Ltd. (a) ................
1,004,175
25,122
PDC Energy, Inc. (a) ................
515,755
63,436
SM Energy Co. ...................
388,228
2,427,765
Paper & Forest Products — 0 .9%
18,308
Boise Cascade Co. .................
875,122
Personal Products — 0 .6%
11,784
Nu Skin Enterprises, Inc. , Class A ......
643,760
Pharmaceuticals — 1 .1%
53,513
Endo International PLC (a) ...........
384,223
32,483
Innoviva, Inc. (a) ...................
402,464
1,872
Jazz Pharmaceuticals PLC (a) .........
308,974
1,095,661
Real Estate Management & Development
— 2 .4%
39,924
Cushman & Wakefield PLC (a) ........
592,073
71,059
Forestar Group, Inc. (a) ..............
1,433,970
2,751
Jones Lang LaSalle, Inc. .............
408,166
2,434,209
Road & Rail — 1 .1%
18,724
ArcBest Corp. ....................
798,953
4,880
Ryder System, Inc. .................
301,389
1,100,342
Semiconductors & Semiconductor Equipment
— 2 .7%
52,413
Amkor Technology, Inc. .............
790,388
48,868
Rambus, Inc. (a) ...................
853,235
14,504
SMART Global Holdings, Inc. (a) ......
545,786
18,846
Ultra Clean Holdings, Inc. (a) .........
587,053
2,776,462
Specialty Retail — 4 .6%
20,917
Abercrombie & Fitch Co. ............
425,870
8,999
AutoNation, Inc. (a) ................
628,040
23,721
Bed Bath & Beyond, Inc. ............
421,285
9,192
Camping World Holdings, Inc. , Class A ..
239,452
11,777
Dick's Sporting Goods, Inc. ...........
661,985
23,064
Lumber Liquidators Holdings, Inc. (a) ...
708,987
16,069
Signet Jewelers, Ltd. ................
438,202
16,583
Sonic Automotive, Inc. , Class A .......
639,606
30,153
Sportsman's Warehouse Holdings, Inc. (a) .
529,185
4,692,612
Shares Fair Value
COMMON STOCKS — (continued)
Thrifts & Mortgage Finance — 3 .7%
15,325
Axos Financial, Inc. (a) ..............
$ 575,147
2,241
Essent Group, Ltd. .................
96,811
24,351
Flagstar Bancorp, Inc. ..............
992,547
11,450
HomeStreet, Inc. ..................
386,438
49,957
MGIC Investment Corp. .............
626,960
16,193
PennyMac Financial Services, Inc. ......
1,062,585
3,740,488
Trading Companies & Distributors — 4 .1%
15,916
GMS, Inc. (a) .....................
485,120
13,220
H&E Equipment Services, Inc. ........
394,088
7,063
Herc Holdings, Inc. (a) ..............
469,054
22,239
Rush Enterprises, Inc. , Class A ........
921,139
20,295
Textainer Group Holdings, Ltd. (a) ......
389,258
17,839
Titan Machinery, Inc. (a) .............
348,753
23,189
Triton International, Ltd. .............
1,124,898
4,132,310
Total Common Stocks
(Cost $ 83,912,721 ) ............... 101,080,892
MONEY MARKET FUND — 0 .6%
577,517
Federated Treasury Obligations Fund ,
Institutional Shares , 0.01% (c) .......
577,517
Total Money Market Fund
(Cost $ 577,517 ) ................. 577,517
Total Investments — 99 .9%
(Cost $ 84,490,238 ) ............................ 101,658,409
Net Other Assets (Liabilities) — 0 .1% ............... 68,177
NET ASSETS — 100.0% .......................
$ 101,726,586
(a) Represents non-income producing security.
(b) Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(c) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Small Cap Value Equity Fund
December 31, 2020 (Unaudited)
Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral Small Cap Value Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2020 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Small Cap Value Equity Fund — (continued)
December 31, 2020 (Unaudited)
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2020 is as follows:
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Asset:
Investments in Securities
Sterling Capital Behavioral Small Cap Value Equity Fund ... $ 101,658,409 (a) $ — $ — $ 101,658,409
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.